Statement of Cash Flows - Summary of Changes in Liabilities Incurred From Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 136,885,563	₩ 124,177,037
Cash flows	(3,673,668)	12,450,948
Increase	119,161	253,495
Effect of exchange rate fluctuations and others	495,462	4,083
Ending balance	133,826,518	136,885,563
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	19,839,652	15,420,176
Cash flows	604,841	4,406,382
Increase	0	0
Effect of exchange rate fluctuations and others	214,888	13,094
Ending balance	20,659,381	19,839,652
Debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	113,792,178	105,185,189
Cash flows	(4,211,164)	8,286,542
Increase	0	0
Effect of exchange rate fluctuations and others	2,293,005	320,447
Ending balance	111,874,019	113,792,178
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,807,880	4,163,143
Cash flows	(612,828)	(574,239)
Increase	119,161	253,495
Effect of exchange rate fluctuations and others	385,243	(34,519)
Ending balance	3,699,456	3,807,880
Derivative liabilities (assets), net
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(554,147)	(591,471)
Cash flows	545,483	332,263
Increase	0	0
Effect of exchange rate fluctuations and others	(2,397,674)	(294,939)
Ending balance	₩ (2,406,338)	₩ (554,147)